Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail)
$ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions
				12 Months Ended
	Nov. 24, 2025 $ / shares shares	Oct. 24, 2025 $ / shares shares	May 24, 2024 $ / shares shares	Oct. 31, 2025 CAD ($) $ / shares	Oct. 31, 2025 CAD ($) $ / shares $ / shares	Oct. 31, 2024 CAD ($) $ / shares	Oct. 31, 2025 USD ($) $ / shares	Jun. 11, 2025 CAD ($)	Jun. 10, 2025 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $				$ 139,151	$ 139,151	$ 127,192
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $				$ 5		$ 10
Average cost of shares purchased for cancellation | $ / shares				$ 181.59		$ 157.74
Average book value of shares purchased for cancellation | $ / shares				$ 14.88		$ 14.83
Book value of common shares purchased | $				$ 227	227	$ 13
Fair value of common shares purchased | $				2,768	2,768	140
Common shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase Of Common Share | $								$ 30	$ 35
Series BR non-cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $				1,250	1,250
Series BS non-cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $				$ 1,000	$ 1,000
Series BT non-cumulative 5-year rate reset first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | $ / shares				$ 25
Series BX non-cumulative 5-year rate reset first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $							$ 1,000
Series BY non-cumulative 5-year rate reset first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $							1,250
Series BZ Noncumulative 5 Year Rate Reset First Preference Shares [Member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $							1,350
Limited Recourse Capital Notes Series One [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		1,750,000
Redemption price per share | $ / shares				1,000	$ 1,000
Percentage of principal amount		100.00%
Series BQ On Cumulative Five Year Rate Reset First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		1,750
Redemption price per share | $ / shares		$ 1,000
Series BF On Non Cumulative Reset Five Year Rate First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	12,000
Redemption price per share | $ / shares	$ 25
Limited Recourse Capital Notes Series Four, Five, Six, and Seven [Member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | $ / shares					$ 1,000
Limited Recourse Capital Notes Series Two and Three [Member]
Disclosure of classes of share capital [line items]
Shares issued price per share | $ / shares				1,000	$ 1,000
Series AZ non-cumulative 5-year rate reset first preferred share [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares			24,000
Redemption price per share | $ / shares			$ 25
Series BW non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share | $ / shares				$ 1,000	$ 1,000
Equity | $				$ 600	$ 600	$ 600
Series BW non-cumulative 5-year rate reset first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Shares issued price per share | $ / shares				$ 1,000	$ 1,000
Series BV non-cumulative 5-year rate reset first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $							$ 1,000
First Preferred Shares Series BV [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Shares issued price per share | $ / shares							$ 1,000